DISTRIBUTIONS - Narrative (Details) $ in Millions			12 Months Ended
	Mar. 14, 2023 $ / shares	Jul. 01, 2020 $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2022 $ / shares
Preference Limited Partnership Units, Series 1
Disclosure of classes of share capital [line items]
Quarterly distribution rate (as a percent)		3.974%				4.50%
Quarterly distribution (usd per share)		$ 0.2484				$ 0.2813
Quarterly dividend recognised as distributions to owners, term		5 years
Series 9 Preferred Units | Quarterly Dividends Recognized As Distributions To Owners, Rate Reset
Disclosure of classes of share capital [line items]
Quarterly distribution rate (as a percent)	6.642%
Quarterly distribution (usd per share)	$ 0.415125
Quarterly dividend recognised as distributions to owners, term	5 years
Special General Partner
Disclosure of classes of share capital [line items]
Dividends recognised as incentive distributions to owners | $			$ 240	$ 206	$ 183